Weighted Average Useful lives From Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	50
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	9.3
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	4.8
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	10
User List
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	3.0
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	4.2